Intangible assets, net (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets Net
Amortization expense	¥ 5,358,195	¥ 6,379,240	¥ 6,383,366
Impairment loss for intangible assets	¥ 3,854,547